Quarterly Holdings Report
for

Fidelity® Total Emerging Markets Fund

January 31, 2020

TEK-QTLY-0320
1.931232.108

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 69.6%
		Shares	Value
Belgium - 0.3%
Titan Cement International Trading SA (a)		114,700	$2,348,260
Bermuda - 1.1%
AGTech Holdings Ltd. (a)		1,512,000	52,891
China Gas Holdings Ltd.		477,444	1,886,101
Credicorp Ltd. (United States)		12,088	2,497,139
GP Investments Ltd. Class A (depositary receipt) (a)		22,922	32,917
Haier Electronics Group Co. Ltd.		241,000	723,897
Kunlun Energy Co. Ltd.		594,440	460,438
Marvell Technology Group Ltd.		21,100	507,244
Pacific Basin Shipping Ltd.		2,721,000	488,055
Shangri-La Asia Ltd.		1,938,000	1,786,398

TOTAL BERMUDA			8,435,080

Brazil - 4.1%
Atacadao Distribuicao Comercio e Industria Ltda		330,400	1,742,805
Azul SA sponsored ADR (a)		39,600	1,643,400
Banco do Brasil SA		665,384	7,541,619
BTG Pactual Participations Ltd. unit		102,400	1,793,303
Centrais Eletricas Brasileiras SA (Electrobras)		69,730	638,587
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		19,440	276,897
Companhia de Saneamento de Minas Gerais		49,446	778,186
Direcional Engenharia SA		243,600	928,303
MRV Engenharia e Participacoes SA		70,900	345,510
Natura & Co. Holding SA		490,200	5,446,158
Notre Dame Intermedica Participacoes SA		90,011	1,475,663
Petrobras Distribuidora SA		181,900	1,223,257
Rumo SA (a)		366,300	1,984,346
Suzano Papel e Celulose SA		176,200	1,632,152
Totvs SA		30,500	531,646
Vale SA sponsored ADR		194,468	2,281,110

TOTAL BRAZIL			30,262,942

British Virgin Islands - 0.1%
Mail.Ru Group Ltd. GDR (Reg. S) (a)		29,200	687,368
Canada - 0.2%
Pan American Silver Corp.		53,600	1,231,728
Cayman Islands - 16.3%
51job, Inc. sponsored ADR (a)		13,800	995,670
Airtac International Group		81,000	1,217,488
Alibaba Group Holding Ltd. sponsored ADR (a)		113,700	23,489,283
Ant International Co. Ltd. Class C (a)(b)(c)		288,435	2,342,092
Bilibili, Inc. ADR (a)		116,500	2,510,575
Chailease Holding Co. Ltd.		266,490	1,099,010
China Resources Land Ltd.		465,130	1,934,906
China State Construction International Holdings Ltd.		1,096,000	871,137
CStone Pharmaceuticals Co. Ltd. (a)(d)		353,343	484,874
Haitian International Holdings Ltd.		468,000	1,011,819
Hansoh Pharmaceutical Group Co. Ltd. (d)		385,002	1,363,041
Hutchison China Meditech Ltd. sponsored ADR (a)		18,854	462,866
Innovent Biolgics, Inc. (a)(d)		150,000	575,365
iQIYI, Inc. ADR (a)		29,700	660,528
JD.com, Inc. sponsored ADR (a)		162,700	6,132,163
Kingdee International Software Group Co. Ltd.		464,000	495,485
Kingsoft Corp. Ltd. (a)		1,207,000	3,647,662
Koolearn Technology Holding Ltd. (a)(d)		149,500	521,085
LexinFintech Holdings Ltd. ADR (a)		19,900	264,670
Li Ning Co. Ltd.		1,105,000	3,227,019
Meituan Dianping Class B (a)		861,400	10,905,183
Momo, Inc. ADR		600	18,360
NetEase, Inc. ADR		3,500	1,122,660
New Oriental Education & Technology Group, Inc. sponsored ADR (a)		28,700	3,488,485
PagSeguro Digital Ltd. (a)		53,000	1,721,970
Phoenix Tree Holdings Ltd. ADR		14,100	182,454
Pinduoduo, Inc. ADR (a)		105,600	3,719,232
PPDAI Group, Inc. ADR		34,300	69,286
Semiconductor Manufacturing International Corp. (a)		179,500	327,756
Shenzhou International Group Holdings Ltd.		266,500	3,523,083
Shimao Property Holdings Ltd.		250,360	807,911
Sino Biopharmaceutical Ltd.		1,209,900	1,597,765
Sunny Optical Technology Group Co. Ltd.		78,600	1,248,987
Tencent Holdings Ltd.		685,850	32,708,323
Uni-President China Holdings Ltd.		2,339,600	2,381,303
Weidai Ltd. ADR (a)		10,100	24,644
Wise Talent Information Technology Co. Ltd. (a)		201,268	441,086
Wuxi Biologics (Cayman), Inc. (a)(d)		103,554	1,309,739
YY, Inc. ADR (a)		4,000	242,120
Zai Lab Ltd. ADR (a)		19,464	992,469

TOTAL CAYMAN ISLANDS			120,139,554

Chile - 0.1%
Vina Concha y Toro SA		567,835	1,020,159
China - 7.5%
BBMG Corp. (H Shares)		3,201,000	855,189
Beijing Sinnet Technology Co. Ltd. (A Shares)		92,714	274,042
China Communications Construction Co. Ltd. (H Shares)		1,134,000	801,389
China Communications Services Corp. Ltd. (H Shares)		1,714,000	1,150,440
China Life Insurance Co. Ltd. (H Shares)		3,513,934	8,391,396
China Longyuan Power Grid Corp. Ltd. (H Shares)		2,691,460	1,591,362
China Petroleum & Chemical Corp. (H Shares)		5,464,000	2,877,460
China Tower Corp. Ltd. (H Shares) (d)		3,772,000	779,708
CRRC Corp. Ltd. (H Shares)		1,433,000	944,853
Daqin Railway Co. Ltd. (A Shares)		1,569,700	1,728,953
Glodon Co. Ltd. (A Shares)		64,497	355,989
Haier Smart Home Co. Ltd. (A Shares)		2,358,152	6,154,397
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)		96,279	1,000,651
Industrial & Commercial Bank of China Ltd. (H Shares)		13,654,660	9,063,600
PICC Property & Casualty Co. Ltd. (H Shares)		1,532,270	1,638,687
Ping An Bank Co. Ltd. (A Shares)		1,368,168	2,923,580
Ping An Insurance Group Co. of China Ltd. (H Shares)		765,800	8,659,559
Shanghai Kindly Medical Instruments Co. Ltd. (H Shares)		62,200	279,648
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)		46,911	1,236,205
Sinopec Engineering Group Co. Ltd. (H Shares)		779,500	420,031
Tsingtao Brewery Co. Ltd. (H Shares)		380,000	2,101,823
Venus MedTech Hangzhou, Inc. (H Shares) (a)(d)		85,776	442,213
WuXi AppTec Co. Ltd. (H Shares) (d)		57,325	694,341
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)		216,000	727,324

TOTAL CHINA			55,092,840

Egypt - 0.0%
Six of October Development & Investment Co.		309,395	247,908
France - 0.1%
Ubisoft Entertainment SA (a)		6,400	485,386
Germany - 0.1%
Delivery Hero AG (a)(d)		12,000	926,545
Hong Kong - 1.9%
China Everbright International Ltd.		1,259,000	892,975
China Overseas Land and Investment Ltd.		987,040	3,172,770
China Resources Beer Holdings Co. Ltd.		720,666	3,334,332
China Unicom Ltd.		820,300	684,311
China Unicom Ltd. sponsored ADR		28,820	240,647
CNOOC Ltd.		2,781,000	4,163,262
Far East Horizon Ltd.		1,367,780	1,208,453

TOTAL HONG KONG			13,696,750

Hungary - 0.3%
OTP Bank PLC		44,040	2,044,185
India - 7.5%
Adani Ports & Special Economic Zone Ltd. (a)		294,466	1,516,446
Axis Bank Ltd.		689,419	7,017,702
DLF Ltd.		57,900	210,056
Federal Bank Ltd. (a)		1,021,406	1,300,193
ICICI Bank Ltd.		159,892	1,174,896
ICICI Bank Ltd. sponsored ADR		554,140	8,079,361
Indraprastha Gas Ltd. (a)		321,393	2,275,939
ITC Ltd.		885,513	2,906,963
JK Cement Ltd.		91,674	1,769,978
JM Financial Ltd.		349,749	514,202
Larsen & Toubro Ltd.		138,269	2,641,231
LIC Housing Finance Ltd.		267,090	1,625,992
Mahanagar Gas Ltd. (a)		18,200	297,729
Manappuram General Finance & Leasing Ltd.		714,240	1,870,963
NTPC Ltd.		407,364	642,579
Oberoi Realty Ltd. (a)		137,593	1,048,018
Petronet LNG Ltd.		279,206	1,038,463
Phoenix Mills Ltd. (a)		76,852	942,699
Power Grid Corp. of India Ltd.		499,542	1,287,485
Reliance Industries Ltd.		377,213	7,419,779
Shree Cement Ltd.		7,651	2,457,773
Shriram Transport Finance Co. Ltd.		133,200	1,894,936
State Bank of India (a)		1,009,275	4,475,088
Torrent Pharmaceuticals Ltd.		16,838	453,421

TOTAL INDIA			54,861,892

Indonesia - 1.0%
PT Bank Mandiri (Persero) Tbk		7,694,900	4,207,535
PT Bank Rakyat Indonesia Tbk		8,799,200	2,860,664
PT Perusahaan Gas Negara Tbk Series B		1,708,900	211,798

TOTAL INDONESIA			7,279,997

Japan - 0.3%
Freee KK (a)		4,700	134,488
Keyence Corp.		1,900	638,698
Money Forward, Inc. (a)		13,300	613,977
Murata Manufacturing Co. Ltd.		11,200	634,086
Square Enix Holdings Co. Ltd.		5,100	250,356

TOTAL JAPAN			2,271,605

Kazakhstan - 0.1%
JSC Halyk Bank of Kazakhstan GDR unit		47,100	685,305
Korea (South) - 9.3%
AMOREPACIFIC Group, Inc.		41,659	2,483,259
Daou Technology, Inc.		49,204	729,093
Hyundai Fire & Marine Insurance Co. Ltd.		78,205	1,429,683
Hyundai Mobis		33,175	6,321,805
Kakao Corp.		9,350	1,228,230
KB Financial Group, Inc.		119,418	4,377,578
Korea Electric Power Corp. (a)		57,747	1,217,389
Korea Electric Power Corp. sponsored ADR (a)		9,620	101,683
LG Chemical Ltd.		5,593	1,554,133
LG Corp.		28,912	1,693,146
NAVER Corp.		11,452	1,701,888
NCSOFT Corp.		3,250	1,715,698
Netmarble Corp. (a)(d)		3,750	277,115
POSCO		15,262	2,755,389
S-Oil Corp.		17,380	1,090,405
Samsung Biologics Co. Ltd. (a)(d)		3,227	1,292,489
Samsung Electronics Co. Ltd.		564,398	26,059,417
Samsung SDI Co. Ltd.		10,247	2,324,506
Shinhan Financial Group Co. Ltd.		102,663	3,338,597
SK Hynix, Inc.		87,842	6,660,362

TOTAL KOREA (SOUTH)			68,351,865

Luxembourg - 0.0%
Adecoagro SA (a)		39,000	291,330
Malaysia - 0.1%
British American Tobacco (Malaysia) Bhd		70,100	201,193
Tenaga Nasional Bhd		131,200	397,369

TOTAL MALAYSIA			598,562

Mexico - 1.4%
America Movil S.A.B. de CV Series L sponsored ADR		78,600	1,311,048
Fibra Uno Administracion SA de CV		947,800	1,555,464
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		114,700	1,417,641
Grupo Aeroportuario Norte S.A.B. de CV		87,000	662,416
Grupo Financiero Banorte S.A.B. de CV Series O		339,729	2,087,224
Macquarie Mexican (REIT) (d)		1,022,770	1,385,669
Wal-Mart de Mexico SA de CV Series V		637,400	1,850,250

TOTAL MEXICO			10,269,712

Multi-National - 0.2%
HKT Trust/HKT Ltd. unit		846,000	1,262,851
Netherlands - 0.9%
ASML Holding NV (Netherlands)		1,900	533,211
NXP Semiconductors NV		5,600	710,416
VEON Ltd. sponsored ADR		179,500	464,905
X5 Retail Group NV GDR (Reg. S)		42,461	1,559,593
Yandex NV Series A (a)		80,939	3,626,877

TOTAL NETHERLANDS			6,895,002

Nigeria - 0.3%
Guaranty Trust Bank PLC		6,508,483	537,151
Guaranty Trust Bank PLC GDR (Reg. S)		105,540	447,490
Zenith Bank PLC		17,215,736	987,478

TOTAL NIGERIA			1,972,119

Pakistan - 0.1%
Habib Bank Ltd.		660,300	696,644
Panama - 0.2%
Copa Holdings SA Class A		15,049	1,474,200
Peru - 0.4%
Compania de Minas Buenaventura SA sponsored ADR		232,600	3,007,518
Philippines - 0.6%
Altus San Nicolas Corp. (c)		44,850	4,554
Ayala Land, Inc.		888,200	720,160
Metropolitan Bank & Trust Co.		2,432,947	2,729,401
Robinsons Land Corp.		1,643,960	819,064

TOTAL PHILIPPINES			4,273,179

Russia - 3.8%
Lukoil PJSC sponsored ADR		66,900	6,823,800
MMC Norilsk Nickel PJSC sponsored ADR		148,700	4,805,984
NOVATEK OAO GDR (Reg. S)		16,900	3,042,000
Sberbank of Russia		969,100	3,818,700
Sberbank of Russia sponsored ADR		376,384	6,022,144
Tatneft PAO		173,400	2,063,850
Unipro PJSC		24,625,700	1,133,119

TOTAL RUSSIA			27,709,597

Singapore - 0.3%
First Resources Ltd.		1,550,000	1,924,983
South Africa - 3.0%
Absa Group Ltd.		356,350	3,263,267
AngloGold Ashanti Ltd.		136,300	2,780,673
Bidvest Group Ltd.		90,356	1,246,207
Impala Platinum Holdings Ltd. (a)		581,000	5,477,663
Motus Holdings Ltd.		98,100	529,440
Mr Price Group Ltd.		141,700	1,606,157
Naspers Ltd. Class N		32,900	5,336,266
Pick 'n Pay Stores Ltd.		370,700	1,604,222

TOTAL SOUTH AFRICA			21,843,895

Taiwan - 4.6%
Formosa Plastics Corp.		553,000	1,688,766
Largan Precision Co. Ltd.		11,403	1,761,463
MediaTek, Inc.		111,000	1,396,694
Taiwan Semiconductor Manufacturing Co. Ltd.		2,524,000	25,889,946
Unified-President Enterprises Corp.		1,318,000	3,122,831

TOTAL TAIWAN			33,859,700

Thailand - 0.8%
Kasikornbank PCL (For. Reg.)		461,900	2,074,250
PTT Global Chemical PCL (For. Reg.)		1,008,700	1,568,071
Siam Cement PCL (For. Reg.)		228,100	2,606,258

TOTAL THAILAND			6,248,579

Turkey - 0.4%
Enerjisa Enerji A/S (d)		273,900	371,165
Tupras Turkiye Petrol Rafinerileri A/S		68,100	1,281,267
Turkiye Garanti Bankasi A/S (a)		768,989	1,529,048

TOTAL TURKEY			3,181,480

United Arab Emirates - 0.2%
Emaar Properties PJSC		1,323,264	1,455,463
United Kingdom - 0.4%
AstraZeneca PLC sponsored ADR		23,224	1,131,009
Mondi PLC		40,827	828,237
Network International Holdings PLC (d)		123,900	994,748

TOTAL UNITED KINGDOM			2,953,994

United States of America - 1.5%
Activision Blizzard, Inc.		30,900	1,807,032
Arco Platform Ltd. Class A (a)		12,500	648,500
Broadcom, Inc.		1,800	549,288
DouYu International Holdings Ltd. ADR		291,500	2,358,235
MercadoLibre, Inc. (a)		6,000	3,978,000
Micron Technology, Inc. (a)		24,800	1,316,632
ON Semiconductor Corp. (a)		26,300	608,845

TOTAL UNITED STATES OF AMERICA			11,266,532

Vietnam - 0.1%
Vietnam Technological & Commercial Joint Stock Bank (a)		500,000	459,650
TOTAL COMMON STOCKS
(Cost $427,359,997)			511,714,359

Preferred Stocks - 3.4%
Convertible Preferred Stocks - 0.0%
Korea (South) - 0.0%
AMOREPACIFIC Group, Inc. (a)		2,324	93,298
Nonconvertible Preferred Stocks - 3.4%
Brazil - 2.4%
Ambev SA sponsored ADR		567,200	2,359,552
Banco do Estado Rio Grande do Sul SA		121,620	570,529
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR		66,900	947,304
Companhia Paranaense de Energia-Copel:
(PN-B)		2,615	44,831
(PN-B) sponsored ADR		61,362	1,048,063
Itau Unibanco Holding SA sponsored ADR		690,686	5,256,120
Metalurgica Gerdau SA (PN)		865,370	1,925,694
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)		358,006	4,743,580
Telefonica Brasil SA		63,463	880,089
			17,775,762
Korea (South) - 1.0%
Hyundai Motor Co. Series 2		60,017	4,013,349
Samsung Electronics Co. Ltd.		74,628	2,907,132
			6,920,481

TOTAL NONCONVERTIBLE PREFERRED STOCKS			24,696,243

TOTAL PREFERRED STOCKS
(Cost $21,696,831)			24,789,541
		Principal Amount(e)	Value

Nonconvertible Bonds - 7.8%
Azerbaijan - 0.8%
Southern Gas Corridor CJSC 6.875% 3/24/26 (d)		1,650,000	1,976,906
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		500,000	527,500
6.95% 3/18/30 (Reg. S)		2,625,000	3,251,719

TOTAL AZERBAIJAN			5,756,125

Bahrain - 0.4%
The Oil and Gas Holding Co. 7.5% 10/25/27 (d)		2,405,000	2,817,608
Brazil - 0.1%
Centrais Eletricas Brasileiras SA (Electrobras) 3.625% 2/4/25 (d)		500,000	503,250
British Virgin Islands - 0.3%
1MDB Global Investments Ltd. 4.4% 3/9/23		2,000,000	1,986,250
Canada - 0.1%
First Quantum Minerals Ltd. 7.5% 4/1/25 (d)		825,000	817,686
Cayman Islands - 0.1%
Mumtalakat Sukuk Holding Co. 5.625% 2/27/24 (Reg. S)		400,000	427,250
Chile - 0.2%
Corporacion Nacional del Cobre de Chile (Codelco):
3.7% 1/30/50 (d)		300,000	300,281
4.25% 7/17/42 (d)		500,000	543,438
Empresa Nacional de Petroleo 4.5% 9/14/47 (d)		440,000	458,516

TOTAL CHILE			1,302,235

Dominican Republic - 0.1%
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (d)		650,000	685,750
Georgia - 0.9%
Georgian Oil & Gas Corp. 6.75% 4/26/21 (d)		3,125,000	3,253,905
JSC Georgian Railway 7.75% 7/11/22 (d)		3,150,000	3,457,125

TOTAL GEORGIA			6,711,030

Ireland - 0.2%
Alfa Bond Issuance PLC:
5.95% 4/15/30 (d)(f)		200,000	206,438
5.95% 4/15/30 (Reg. S) (f)		650,000	670,922
CBOM Finance PLC 4.7% 1/29/25 (d)		500,000	499,330

TOTAL IRELAND			1,376,690

Kazakhstan - 0.2%
JSC KazTransGaz 4.375% 9/26/27 (d)		250,000	267,351
KazMunaiGaz National Co.:
5.375% 4/24/30 (d)		450,000	534,402
5.75% 4/19/47 (d)		450,000	556,875
6.375% 10/24/48 (d)		300,000	402,150

TOTAL KAZAKHSTAN			1,760,778

Mexico - 1.1%
Mexico City Airport Trust:
3.875% 4/30/28 (d)		300,000	312,375
5.5% 7/31/47 (d)		400,000	437,688
Pemex Project Funding Master Trust 6.625% 6/15/35		1,675,000	1,746,188
Petroleos Mexicanos:
6.49% 1/23/27 (d)		890,000	965,650
6.5% 6/2/41		1,170,000	1,189,305
6.95% 1/28/60 (d)		500,000	506,765
7.69% 1/23/50 (d)		2,979,000	3,272,729

TOTAL MEXICO			8,430,700

Mongolia - 0.1%
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (d)		850,000	862,538
Netherlands - 0.6%
Kazakhstan Temir Zholy Finance BV 6.95% 7/10/42 (d)		250,000	353,828
Petrobras Global Finance BV 6.9% 3/19/49		2,825,000	3,441,380
VTR Finance BV 6.875% 1/15/24 (d)		450,000	460,125

TOTAL NETHERLANDS			4,255,333

Paraguay - 0.1%
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (d)		500,000	535,115
Saudi Arabia - 0.6%
Saudi Arabian Oil Co.:
4.25% 4/16/39 (d)		3,355,000	3,708,617
4.375% 4/16/49 (d)		700,000	788,594

TOTAL SAUDI ARABIA			4,497,211

Singapore - 0.1%
Medco Bell Pte Ltd. 6.375% 1/30/27 (d)		700,000	670,810
South Africa - 0.8%
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (Reg. S)		1,600,000	1,603,880
6.75% 8/6/23 (d)		2,325,000	2,347,553
8.45% 8/10/28 (d)		1,850,000	1,988,750

TOTAL SOUTH AFRICA			5,940,183

Tunisia - 0.1%
Banque Centrale de Tunisie 5.75% 1/30/25 (d)		1,150,000	1,065,906
Turkey - 0.1%
Export Credit Bank of Turkey 6.125% 5/3/24 (d)		455,000	474,622
T.C. Ziraat Bankasi A/S 5.125% 5/3/22 (d)		500,000	511,406

TOTAL TURKEY			986,028

Ukraine - 0.1%
Naftogaz of Ukraine NJSC 7.625% 11/8/26 (d)		400,000	425,200
United Kingdom - 0.5%
Biz Finance PLC 9.625% 4/27/22 (d)		2,500,000	2,656,249
NAK Naftogaz Ukraine 7.375% 7/19/22 (Reg. S)		650,000	680,875
Tullow Oil PLC 7% 3/1/25 (d)		840,000	676,200

TOTAL UNITED KINGDOM			4,013,324

United States of America - 0.1%
Citgo Holding, Inc. 9.25% 8/1/24 (d)		500,000	535,000
Venezuela - 0.1%
Petroleos de Venezuela SA:
6% 5/16/24 (d)(g)		5,700,000	513,000
6% 11/15/26 (Reg. S) (g)		6,800,000	544,000

TOTAL VENEZUELA			1,057,000

TOTAL NONCONVERTIBLE BONDS
(Cost $56,984,235)			57,419,000

Government Obligations - 15.0%
Angola - 0.1%
Angola Republic:
8% 11/26/29 (d)		200,000	211,000
9.375% 5/8/48 (d)		725,000	785,492

TOTAL ANGOLA			996,492

Argentina - 1.3%
Argentine Republic:
3.75% 12/31/38 (h)		1,030,000	432,600
4.625% 1/11/23		1,000,000	460,000
5.875% 1/11/28		5,230,000	2,289,759
6.875% 4/22/21		900,000	479,813
6.875% 1/26/27		2,200,000	991,375
6.875% 1/11/48		2,910,000	1,227,656
7.125% 7/6/36		2,550,000	1,102,078
7.5% 4/22/26		3,915,000	1,789,889
8.28% 12/31/33		1,149,671	637,708

TOTAL ARGENTINA			9,410,878

Azerbaijan - 0.1%
Azerbaijan Republic 4.75% 3/18/24 (d)		400,000	431,000
Bahrain - 0.1%
Bahrain Kingdom 7% 10/12/28 (d)		625,000	737,305
Barbados - 0.1%
Barbados Government 6.5% 10/1/29 (d)		525,000	526,805
Belarus - 0.1%
Belarus Republic 7.625% 6/29/27 (d)		415,000	479,455
Benin - 0.2%
Republic of Benin 5.75% 3/26/26 (d)	EUR	1,550,000	1,777,045
Brazil - 0.4%
Brazilian Federative Republic:
4.5% 5/30/29		1,550,000	1,684,172
4.625% 1/13/28		900,000	994,781

TOTAL BRAZIL			2,678,953

Cameroon - 0.6%
Cameroon Republic 9.5% 11/19/25 (d)		3,750,000	4,279,688
Costa Rica - 0.2%
Costa Rican Republic:
6.125% 2/19/31 (d)		450,000	477,984
7.158% 3/12/45 (d)		250,000	268,359
9.2% 2/21/24 (d)		665,000	763,586

TOTAL COSTA RICA			1,509,929

Dominican Republic - 0.4%
Dominican Republic:
4.5% 1/30/30 (d)		385,000	384,134
5.875% 1/30/60 (d)		680,000	679,320
5.95% 1/25/27 (d)		500,000	548,438
6.4% 6/5/49 (d)		500,000	539,219
6.85% 1/27/45 (d)		350,000	393,859
7.45% 4/30/44 (d)		425,000	508,141

TOTAL DOMINICAN REPUBLIC			3,053,111

Ecuador - 0.4%
Ecuador Republic:
7.875% 3/27/25 (d)		650,000	553,313
7.875% 1/23/28 (d)		1,000,000	813,125
8.875% 10/23/27 (d)		210,000	178,172
9.65% 12/13/26 (d)		1,470,000	1,296,816

TOTAL ECUADOR			2,841,426

Egypt - 1.8%
Arab Republic of Egypt:
, yield at date of purchase 14.8797% to 15.8222% 2/11/20 to 11/10/20	EGP	67,900,000	4,041,522
7.5% 1/31/27 (d)		3,050,000	3,489,391
7.6003% 3/1/29 (d)		500,000	559,531
7.903% 2/21/48 (d)		2,125,000	2,296,328
8.5% 1/31/47 (d)		1,875,000	2,143,945
8.7002% 3/1/49 (d)		720,000	829,575

TOTAL EGYPT			13,360,292

El Salvador - 1.4%
El Salvador Republic:
6.375% 1/18/27 (d)		1,550,000	1,695,313
7.1246% 1/20/50 (d)		520,000	570,050
7.625% 2/1/41 (d)		1,850,000	2,154,672
7.65% 6/15/35 (Reg. S)		2,400,000	2,790,000
8.625% 2/28/29 (d)		2,810,000	3,451,909

TOTAL EL SALVADOR			10,661,944

Gabon - 0.6%
Gabonese Republic:
6.375% 12/12/24 (d)		3,960,000	4,254,525
6.95% 6/16/25 (d)		345,000	373,031

TOTAL GABON			4,627,556

Ghana - 0.8%
Ghana Republic:
7.875% 3/26/27 (d)		1,575,000	1,679,344
8.125% 1/18/26 (d)		2,325,000	2,586,563
8.95% 3/26/51 (d)		930,000	949,472
10.75% 10/14/30 (d)		825,000	1,053,934

TOTAL GHANA			6,269,313

Guatemala - 0.1%
Guatemalan Republic 4.375% 6/5/27 (d)		675,000	705,586
Honduras - 0.1%
Republic of Honduras 6.25% 1/19/27		550,000	609,984
Iraq - 0.1%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		425,000	408,797
Ivory Coast - 0.6%
Ivory Coast:
5.75% 12/31/32		1,026,000	1,024,076
5.875% 10/17/31 (d)	EUR	810,000	948,862
6.375% 3/3/28 (d)		2,255,000	2,432,581

TOTAL IVORY COAST			4,405,519

Jordan - 0.6%
Jordanian Kingdom 7.375% 10/10/47 (d)		4,010,000	4,402,228
Kenya - 0.2%
Republic of Kenya:
7% 5/22/27 (d)		400,000	424,500
7.25% 2/28/28 (d)		900,000	970,875

TOTAL KENYA			1,395,375

Lebanon - 0.8%
Lebanese Republic:
5.8% 4/14/20		115,000	89,125
6.375% 3/9/20		4,370,000	3,583,400
6.65% 11/3/28(Reg. S)		2,000,000	720,000
6.65% 2/26/30 (Reg. S)		800,000	284,000
6.85% 3/23/27		725,000	266,438
7.25% 3/23/37(Reg. S)		2,500,000	893,750

TOTAL LEBANON			5,836,713

Nigeria - 0.7%
Republic of Nigeria:
6.5% 11/28/27 (d)		350,000	359,734
7.143% 2/23/30 (d)		850,000	874,703
7.875% 2/16/32 (d)		1,625,000	1,703,711
9.248% 1/21/49 (d)		1,760,000	1,982,750

TOTAL NIGERIA			4,920,898

Oman - 0.1%
Sultanate of Oman 6.5% 3/8/47 (d)		1,120,000	1,102,150
Pakistan - 0.2%
Islamic Republic of Pakistan:
, yield at date of purchase 13.3% 8/27/20	PKR	83,000,000	499,352
6.875% 12/5/27 (d)		440,000	463,650
8.25% 9/30/25 (d)		465,000	527,048

TOTAL PAKISTAN			1,490,050

Paraguay - 0.1%
Republic of Paraguay 4.7% 3/27/27 (d)		400,000	443,375
Russia - 0.4%
Ministry of Finance of the Russian Federation:
4.25% 6/23/27(Reg. S)		400,000	442,000
5.1% 3/28/35 (d)		600,000	730,800
5.1% 3/28/35(Reg. S)		400,000	487,200
5.25% 6/23/47(Reg. S)		800,000	1,044,000

TOTAL RUSSIA			2,704,000

Rwanda - 0.5%
Rwanda Republic 6.625% 5/2/23 (d)		3,575,000	3,847,583
Senegal - 0.0%
Republic of Senegal 6.25% 5/23/33 (d)		300,000	319,594
Sri Lanka - 0.3%
Democratic Socialist Republic of Sri Lanka:
6.125% 6/3/25 (d)		400,000	392,500
6.2% 5/11/27 (d)		850,000	808,563
6.75% 4/18/28 (d)		700,000	676,375

TOTAL SRI LANKA			1,877,438

Turkey - 0.7%
Turkish Republic:
4.875% 4/16/43		500,000	447,031
5.75% 5/11/47		4,525,000	4,373,695
6.875% 3/17/36		525,000	583,570

TOTAL TURKEY			5,404,296

Ukraine - 0.8%
Ukraine Government:
7.375% 9/25/32 (d)		1,680,000	1,857,975
7.75% 9/1/24 (d)		485,000	540,775
7.75% 9/1/25 (d)		550,000	619,025
7.75% 9/1/26 (d)		425,000	482,375
7.75% 9/1/27 (d)		1,350,000	1,530,225
17% 5/11/22	UAH	20,000,000	883,982

TOTAL UKRAINE			5,914,357

United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.52% to 1.55% 2/6/20 to 2/13/20 (i)		290,000	289,930
Venezuela - 0.1%
Venezuelan Republic 9.25% 9/15/27 (g)		6,200,000	759,500
TOTAL GOVERNMENT OBLIGATIONS
(Cost $113,783,314)			110,478,565

Preferred Securities - 0.2%
Georgia - 0.1%
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (f)(j)		700,000	748,344
United Arab Emirates - 0.1%
NBK Tier 1 Financing 2 Ltd. 4.5% (d)(f)(j)		655,000	656,842
TOTAL PREFERRED SECURITIES
(Cost $1,382,255)			1,405,186
		Shares	Value

Money Market Funds - 3.9%
Fidelity Cash Central Fund 1.58% (k)		28,596,887	28,602,606
TOTAL MONEY MARKET FUNDS
(Cost $28,601,965)			28,602,606
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $649,808,597)			734,409,257
NET OTHER ASSETS (LIABILITIES) - 0.1%			746,798
NET ASSETS - 100%			$735,156,055

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	7	March 2020	$367,535	$(23,979)	$(23,979)

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

Currency Abbreviations

EGP – Egyptian pound

EUR – European Monetary Unit

PKR – Pakistan rupees

UAH – Ukrainian hryvnia

Legend

 (a) Non-income producing

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,342,092 or 0.3% of net assets.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $127,292,052 or 17.3% of net assets.

 (e) Amount is stated in United States dollars unless otherwise noted.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Non-income producing - Security is in default.

 (h) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $177,964.

 (j) Security is perpetual in nature with no stated maturity date.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$1,618,120

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$117,654
Fidelity Securities Lending Cash Central Fund	7,606
Total	$125,260

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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